Private Placement (Details) - Private Placement Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Sale of warrants (in Shares)	4,000,000	4,000,000
Sale price per unit	$ 1.00	$ 1.00
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)	$ 4,000,000	$ 4,000,000
Common stock price per share	$ 11.50	$ 11.50